Other Receivables (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Shares issued for interest on gold loans and convertible loans (Notes 21 & 23)
Receivable from related parties	$ 62,606	$ 78,439
HST and VAT receivable	651,639	526,983
Other		20,097
Other Receivables	$ 714,245	$ 625,519